Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Income (loss) for the year	$ 1,150,637	$ (683,299)
Adjustments for:
Amortization	11,383	1,713
Stock-based compensation	500,742	360,493
Exploration property impairment and expenditures		51,964
Gain on sale of net smelter return royalty	(7,067,703)
Unrealized loss on change in fair value of marketable securities	3,334,120
Realized loss on sale of marketable securities	868,340
Changes in non-cash working capital items:
Receivables	(161,005)	(20,147)
Prepaid expense	67,564	(353,019)
Trade payables and accrued liabilities	(48,361)	130,012
Net cash flows used in operating activities	(1,344,283)	(512,283)
Investing activities
Expenditures on exploration and evaluation assets	(4,793,432)	(51,964)
Net cash proceeds on the sale of net smelter return royalty	520,080
Purchase of equipment	(72,364)	(856)
Reclamation deposit	(44,100)
Net cash flows used in investing activities	(4,389,816)	(52,820)
Financing activities
Proceeds on issuance of common shares	670,750	4,803,000
Share issue costs	(36,370)	(257,067)
Proceeds from the sale of marketable securities, net of costs	1,438,980
Net cash flows from financing activities	2,073,360	4,545,933
(Decrease) increase in cash and cash equivalents	(3,660,739)	3,980,830
Cash and cash equivalents, beginning	4,066,588	85,758
Cash and cash equivalents, ending	405,849	4,066,588
Cash	394,349	1,555,088
Cash equivalents	$ 11,500	$ 2,511,500